SUPPLEMENT DATED JULY 18, 2005 TO THE
                                                SCUDDER ADVOCATE REWARDS ANNUITY
                                                    PROSPECTUS DATED MAY 2, 2005

THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES THE INFORMATION IN THE SCUDDER ADVOCATE REWARDS ANNUITY PROSPECTUS. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

Effective July 18, 2005, the Guaranteed Income Solution Plus rider is available for purchase. The Guaranteed Income Solution Plus rider is an optional benefit available under your Contract for an additional charge, and is described under the section "Living Benefits" in your prospectus. The Guaranteed Income Solution Plus rider is also called the Guaranteed Minimum Withdrawal Benefit II Plus ("GMWB II Plus") rider in your prospectus.

Under the section in your prospectus entitled "Living Benefits," the table that describes the available Guaranteed Minimum Withdrawal Benefit (or "GMWB") riders is deleted and replaced with the following:

                              AVAILABLE GMWB RIDERS
------------------ ---------------- ----------------- ------------------ ------------------ -----------------
NAME OF RIDER:         GMWB I         GMWB I PLUS          GMWB II         GMWB II PLUS         GMWB III
------------------ ---------------- ----------------- ------------------ ------------------ -----------------
ALSO CALLED:        Guaranteed        Guaranteed        Guaranteed         Guaranteed          Guaranteed
                      Income            Income            Income             Income              Income
                     Solution        Solution Plus       Solution         Solution Plus      Solution Value
------------------ ---------------- ----------------- ------------------ ------------------ -----------------
AVAILABILITY        Not available     Not available    Available on or    Available on or   Available on or
                    for purchase      for purchase    on after March 21,   or after July     after March 21,
                    on or after       after July 18,  2005 if approved   2005 if approved       2005 if
                      March 21,        18, 2005,        in your state     in your state.      approved in
                    2005, unless      unless GMWB II                                           your state.
                   GMWB II is not     Plus is not
                     approved in      approved in
                     your state.      your state.
------------------ ---------------- ----------------- ------------------ ------------------ -----------------




July, 2005                                                               L-24528